Sale of RPK - Schedule of Consolidated Statements of Loss and Comprehensive Loss (Details) - Bophelo Bio Science and Wellness (Pty) Ltd. ("Bophelo")	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Consolidated Statements of Loss and Comprehensive Loss [Line Items]
Cash received	$ 2,000,000
Finder’s fee – transaction cost	(446,250)
Consideration received, net	1,553,750
Cash	105,175
Accounts receivable	158,812
Inventory	895,715
Prepayments	33,762
Property, plant and equipment, net	1,769,221
Intangible licenses	3,783,117
Accounts payable	(2,016,744)
Bank loans	(3,374,088)
Net assets sold	1,354,970
Gain on sale of subsidiary	$ 198,780